Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	Eaton Vance Growth Trust
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Nov. 23, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
Eaton Vance Hexavest Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	EHEAX
Eaton Vance Hexavest Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	EHEIX
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX
Eaton Vance Hexavest International Equity Fund | Class A
Risk/Return:
Trading Symbol	EHIAX
Eaton Vance Hexavest International Equity Fund | Class I
Risk/Return:
Trading Symbol	EHIIX